Employee future benefits	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Employee future benefits

8.	Employee future benefits

The change in the Company’s employee future benefit obligations is summarized as follows:

	Three months ended March 31, 2026			Year ended December 31, 2025
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	22,197	39	22,236	22,403
Current service cost	-	-	-	16
Interest cost	-	-	-	825
Actuarial loss (gain) from changes in financial assumptions	-	-	-	(1,916)
Benefits paid	-	-	-	(896)
Impact of foreign exchange rate changes	-	-	-	1,804
Deconsolidation of German subsidiaries	(22,197)	(39)	(22,236)	-
Balances – End of the period	-	-	-	22,236

Change in plan assets
Balances – Beginning of the period	11,251	-	11,251	10,669
Interest income from plan assets	-	-	-	396
Employer contributions	-	-	-	32
Employee contributions	-	-	-	7
Benefits paid	-	-	-	(311)
Remeasurement of plan assets	-	-	-	47
Unrecognized Asset due to Asset Ceiling	-	-	-	(631)
Impact of foreign exchange rate changes	-	-	-	1,042
Deconsolidation of German subsidiaries	(11,251)	-	(11,251)	-
Balances – End of the period	-	-	-	11,251

Net liability of the unfunded plans	-	-	-	10,984
Net liability of the funded plans	-	-	-	-
Net amount recognized as Employee future benefits	-	-	-	10,984

Amounts recognized:
In net loss	-	-	-	435
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	-	-	-	1,960

The calculation of the employee future benefit obligation is sensitive to the discount rate assumption and other assumptions such as the rate of the pension benefit increase.

COSCIENS Biopharma Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2026, and for the three months ended March 31, 2026, and 2025

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)